Long-Term Debt - Additional Information - $220 Million Term Loan Facility and $35 Million Revolving Credit Facility (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2014
Debt Instrument [Line Items]
Line of credit facility expiration date			Dec. 31, 2018
Minimum liquidity of Partnership				$ 18,000,000
Minimum EBITDA to interest ratio			250.00%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership				$ 1,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility		$ 20,000,000
10.5 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Repayment of existing credit facility		10,500,000
240 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Minimum liquidity of Partnership			$ 18,000,000
Minimum book equity ratio for Partnership			30.00%
Minimum EBITDA to interest ratio			2.50%
240 Million Secured Loan Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			$ 1,000,000
240 Million Secured Loan Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			$ 1,500,000
240 Million Secured Loan Facility [Member] | First Two Years [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance			110.00%
240 Million Secured Loan Facility [Member] | Third and Fourth Years [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance			120.00%
240 Million Secured Loan Facility [Member] | Thereafter [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance			125.00%
35 Million Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility		35,000,000	$ 5,000,000
Long term debt interest rate percentage			2.125%
Long term debt interest rate description			LIBOR plus a fixed margin of 2.125%
Line of credit facility commitment fee percentage			40.00%
Line of credit facility expiration date			Jun. 30, 2019
Line of credit facility remaining borrowing capacity			$ 10,000,000
Amended Senior Secured Loan Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility	$ 35,000,000
Long term debt interest rate percentage	2.50%
Line of credit facility commitment fee percentage	40.00%
Line of credit facility expiration date	Jun. 30, 2019
Additional borrowing capacity after amendment	$ 15,000,000
Term Loan Facility [Member] | 220 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility		220,000,000
Senior Secured Loan Facility [Member] | 240 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility		$ 240,000,000
Term Loan [Member] | 240 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage			2.125%
Long term debt interest rate description			LIBOR plus a margin of 2.125%.
Line of credit facility expiration date			Jun. 30, 2019
Line of credit facility expiration period			5 years